Offerings	Mar. 20, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value 0.0001 per share
Amount Registered | shares	24,381,507
Proposed Maximum Offering Price per Unit	173.85
Maximum Aggregate Offering Price	$ 4,238,724,992
Fee Rate	0.01381%
Amount of Registration Fee	$ 585,368
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 shall also cover any additional shares of common stock of Snowflake Inc. (the “Registrant”) that become issuable under the plans set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of the Registrant’s common stock, as applicable.
(2)The Registrant does not have any fee offsets.
Estimated in accordance with Rule 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of the Registrant’s common stock as reported on the New York Stock Exchange on March 19, 2026.
(4)Represents (i) an automatic annual increase equal to 5% of the total number of shares of the Registrant’s common stock outstanding on January 31, 2026, which annual increase is provided by the Registrant’s 2020 Equity Incentive Plan (the “2020 Plan”) plus (ii) 7,185,621 shares of the Registrant’s common stock that have become available for issuance under the 2020 Plan as a result of the cash settlement, forfeiture, repurchase, withholding, or reacquisition of stock awards that had been granted under the Registrant’s 2012 Equity Incentive Plan and the 2020 Plan, pursuant to the terms of the 2020 Plan.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value 0.0001 per share
Amount Registered | shares	3,439,177
Proposed Maximum Offering Price per Unit	147.78
Maximum Aggregate Offering Price	$ 508,241,578
Fee Rate	0.01381%
Amount of Registration Fee	$ 70,189
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 shall also cover any additional shares of common stock of Snowflake Inc. (the “Registrant”) that become issuable under the plans set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of the Registrant’s common stock, as applicable.
(2)The Registrant does not have any fee offsets.
Estimated in accordance with Rule 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of the Registrant’s common stock as reported on the New York Stock Exchange on March 19, 2026, multiplied by 85%, which is the percentage of the price per share applicable to purchases under the Registrant’s 2020 Employee Stock Purchase Plan (the “2020 ESPP”).
(6)Represents an automatic annual increase equal to 1% of the total number of shares of the Registrant’s common stock outstanding on January 31, 2026, which annual increase is provided by the 2020 ESPP.